Pro Forma Financial Information (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 21, 2016	Sep. 10, 2013
Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member]
Number of shres issued during the period	337,500,000	337,500,000	337,500,000
Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member] | RMB [Member]
Registered capital				$ 100,000	$ 50,000,000
Sino Fortune Holding Corporation [Member]
Effect of reverse merger shares outstanding	342,960,000	342,960,000	342,960,000
Benefactum Shenzhen [Member] | RMB [Member]
Registered capital				$ 100,000